Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2010 Purchased loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,875		¥ 154,150		$ 212		¥ 17,455		¥ 12,421		¥ 9,520
Provision charged to income	234		19,215		39		3,188		5,261		3,481
Charge-offs	(470)		(38,610)		(10)		(793)		(230)		(609)
Other	(6)	[1]	(518)	[1]	0	[2]	(25)	[2]	3	[2]	29	[2]
Ending Balance	$ 1,662		¥ 136,588		$ 241		¥ 19,825		¥ 17,455		¥ 12,421

[1]	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.
[2]	Other includes foreign currency translation adjustments.